Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes

Deferred tax assets and liabilities consist of the following components:

	2012		2013
	Current	Long-Term	Current	Long-Term
Bad debt and inventory reserve	$41,243	$—	$88,077	$—
Deferred revenue	—	—	—	59,673
Depreciation and amortization	—	1,005,697	—	1,024,784
Net operating loss carryforwards	—	11,358,044	—	10,896,286
Research and development credits	—	386,161	—	386,161
Accrued liabilities	731,831	—	836,011	—
Deferred compensation	—	123,797	—	163,655
Stock-based compensation	—	1,208,970	—	1,519,513
AMT credit	—	28,555	—	42,711

Total	773,074	14,111,224	924,088	14,092,783
Valuation allowance	(773,074)	(14,111,224)	(924,088)	(14,092,783)

Net deferred tax asset	$—	$—	$—	$—

The reconciliation of expected income tax benefit (expense) to actual income tax expense benefit (expense) was as follows:

	2012	2013
Statutory federal rate	34.00%	34.00%
State tax net of federal benefit	3.73%	3.96%
Change in valuation allowance	(4.16)%	(16.88)%
Incentive stock options	(35.60)%	(41.60)%
Provision to return adjustments	(1.80)%	24.11%
Meals and entertainment	(0.74)%	(1.33)%
Other Permanent differences	(0.60)%	(4.37)%

Income tax (expense)	(5.17)%	(2.11)%

The income tax expense consists of the following for:

	2012	2013
Current:
Federal	$18,268	$14,071
State	3,149	—
Deferred Federal	—	—
Deferred State	—	—

Income tax expense	$21,417	$14,071

The realization of our deferred income tax assets is dependent upon sufficient taxable income in future periods. In assessing whether deferred tax assets may be realized, we consider whether it is more likely than not that some portion, or all, of the deferred tax asset will be realized. We consider scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategies that we can implement in making our assessment. We have net operating loss carryforwards at December 31, 2013 of approximately $28.7 million expiring at varying dates through 2025. We have research and development tax credit carryforwards at December 31, 2013 of approximately $0.4 million, which expire at varying dates through 2024.

We have undertaken a formal section 382 study and determined that we do not have a limitation on our net operating loss available to offset income.

The U.S. federal statute of limitations remains open for the year 2005 and onward. We currently have no federal income tax returns under examination. U.S. state jurisdictions have statutes of limitation generally ranging from three to seven years. We currently have no state income or franchise tax returns under examination. We currently do not file tax returns in any foreign tax jurisdiction.

We currently have no positions for which we expect that the amount of unrecognized tax benefit will increase or decrease significantly within twelve months of the reporting date. We have no tax interest or penalties reported in either our statement of operations or statement of financial position for any year reported herein. Management believes it is not more likely than not that the deferred tax assets at December 31, 2012 or December 31, 2013 will be realized, and therefore a valuation allowance was established against all such deferred tax assets.

We are evaluating the potential impact of the final Treasury regulations released on September 13, 2013 concerning amounts paid to acquire, produce or improve tangible property and recovery of basis upon disposition. We are determining whether or not any changes in accounting method will be required and if they will result in a material impact to our financial statements. At this time, we do not anticipate there being a material impact.

Windfall equity-based compensation deductions are tracked, but will not be recorded to the balance sheet until management determines it is more likely than not that such amounts will be utilized. As of December 31, 2013, the Company had approximately $165,000 of windfall stock compensation deductions. If and when realized, the tax benefit associated with these deductions will be credited to additional paid-in capital. These excess benefit deductions are included in the total federal net operating losses disclosed above.